Contributed Equity - Summary of Contributed Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Contributed Equity [Line Items]
Issued and fully paid at June 30	$ 497,488	$ 466,085	$ 320,884
Movement in ordinary shares:
Beginning balance	(75,810)	(5,853)	47,977
Ending balance	(201,069)	(75,810)	(5,853)
Ordinary Shares
Contributed Equity [Line Items]
Issued and fully paid at June 30	497,488	466,085	320,884
Movement in ordinary shares:
Beginning balance	466,085	320,884	235,277
Issue of shares on exercise of options granted under the LTIP	31		3,791
Issue of shares on exercise of options granted from Entitlement Offer	$ 20	1
Ending balance		$ 466,085	$ 320,884
Opening balance	466,085	320,884
Ending balance	497,488	466,085	320,884
Ordinary Shares | Placement and Institutional Offer
Movement in ordinary shares:
Issue of shares net of issuance costs			$ 81,816
Ordinary Shares | September 2023
Movement in ordinary shares:
Issue of shares net of issuance costs		$ 50,273
Ordinary Shares | June 2024
Movement in ordinary shares:
Issue of shares net of issuance costs		$ 94,927
Ordinary Shares | July 2024
Movement in ordinary shares:
Issue of shares net of issuance costs	$ 31,352
Ordinary Shares on Issue
Movement in ordinary shares:
Opening balance	1,091,466,771	467,159,434	352,152,542
Issue of shares on exercise of options granted under the LTIP	185,922		2,387,826
Issue of share on exercise of options from Entitlement offer	36,469	1,743
Ending balance	1,231,317,008	1,091,466,771	467,159,434
Ordinary Shares on Issue | Placement and Institutional Offer
Movement in ordinary shares:
Issue of shares		195,647,457
Ordinary Shares on Issue | Entitlement Offer
Movement in ordinary shares:
Issue of shares	139,627,846	428,658,137	112,619,066